February 10, 2010

VIA EDGAR

The United States Securities and
Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629

Subject:	Nationwide VLI Separate Account – 7
Nationwide Life Insurance Company
Post-Effective Amendment No. 6 (File No. 333-146649)
CIK Number:  0001299473

Ladies and Gentlemen:

We are filing on behalf of Nationwide Life Insurance Company ("Nationwide") and its Nationwide VLI Separate Account – 7 (the "Variable Account") which is registered as a unit investment trust under the Investment Company Act of 1940.  In that capacity, and in accordance with Regulation S-T governing electronic filing procedures, we submit for filing pursuant to Rule 485(a) under the Securities Act of 1933 (the "1933 Act"):

1.	One complete copy of Post-Effective Amendment No. 6 to the Variable Account’s Registration Statement (the "Post-Effective Amendment"); and

2.
One copy of a power of attorney authorizing certain officers of Nationwide to take various actions on behalf of Nationwide and the Variable Account, including the execution of registration statements.  An original power of attorney is on file with Nationwide.

The purpose of this Post-Effective Amendment is to:

•
remove disclosure related to the Adjusted Sales Load Life Insurance Rider pursuant to a supplement, filed previously under Rule 497 to notify prospective policy owners that the rider would no longer be available to policies with applications signed after January 8, 2010.  This rider is available only at issue and no one had applied for it on or before January 8, 2010, therefore existing policyholder’s will not be impacted by removal of this disclosure; and

•
language has been added to the prospectus and Statement of Additional Information to describe an administrative procedure for restoring surrendered policies that results in backwards pricing of Accumulation Units.  The state insurance law basis providing an exemption from Rule 22c-1 under Rule 6e-3(T) has been added to the Redeemability Exemption document attached as exhibit 26(q).

The Financial Statements and Independent Auditors' Consent will be filed by subsequent Post-Effective Amendment. Any other changes are either non-material, or material with the intent of providing clear

The United States Securities
     and Exchange Commission
February 10, 2010

_______________________

disclosure in a consistent format, and are intended to improve overall disclosure.  Changes since Post-Effective Amendment No. 5 are noted in the "electronic redlined" copies.

This Post-Effective Amendment shall be effective on May 1, 2010 pursuant to Rule 485(a) under the 1933 Act.  Nationwide has prepared and reviewed this Post-Effective Amendment.  It is our opinion that the Post-Effective Amendment does not contain disclosures that render it ineligible to be effective pursuant to Rule 485(a) under the 1933 Act.  The original manually signed paper version of the Post-Effective Amendment will be maintained on file with Nationwide.

In addition, Nationwide acknowledges all of the following:

•	that the registrant is responsible for the adequacy and accuracy of the disclosure in the Post-Effective Amendment;

•
that comments by the staff of the Securities and Exchange Commission ("SEC"), or changes to the disclosure in response to SEC staff comments in the filings reviewed by the SEC staff, do not foreclose the SEC from taking any action with respect to the filing; and

•
that the Separate Account may not assert SEC staff comments or any related changes in disclosure as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

Please contact me direct at (614) 677-5276 if you have any questions regarding this filing.

Very truly yours,

/s/ CHRISTINE M. WALKUP

Christine M. Walkup
Senior Counsel
Nationwide Life Insurance Company